SHARE-BASED PAYMENTS - ESOP Summarized (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (in years)	2 years 11 months 4 days
Weighted average exercise price (in dollars per share)	$ 27.19
Exercisable (in dollars per share)	$ 26.57
Stock option plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	6,459,922	6,323,537	6,783,444
Weighted average exercise price (in dollars per share)	$ 27.19	$ 26.63	$ 25.08
Exercisable (in shares) | shares	4,533,751	3,877,399
Exercisable (in dollars per share)	$ 26.57	$ 25.62
$20.24 to $23.41
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,673,494
Weighted average remaining contractual life (in years)	2 years 2 months 19 days
Weighted average exercise price (in dollars per share)	$ 21.07
Exercisable (in shares) | shares	2,138,244
Exercisable (in dollars per share)	$ 21.20
$20.24 to $23.41 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	20.24
$20.24 to $23.41 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 23.41
$26.78 to $29.62
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,739,349
Weighted average remaining contractual life (in years)	3 years 2 months 26 days
Weighted average exercise price (in dollars per share)	$ 27.76
Exercisable (in shares) | shares	1,053,806
Exercisable (in dollars per share)	$ 27.18
$26.78 to $29.62 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	26.78
$26.78 to $29.62 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 29.62
$30.13 to $38.01
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,047,079
Weighted average remaining contractual life (in years)	3 years 6 months 29 days
Weighted average exercise price (in dollars per share)	$ 34.70
Exercisable (in shares) | shares	1,341,701
Exercisable (in dollars per share)	$ 34.66
$30.13 to $38.01 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	30.13
$30.13 to $38.01 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 38.01